Ordinary Share (Details)			12 Months Ended
	Apr. 07, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($) $ / shares shares	Feb. 28, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 19, 2023 $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 21, 2021 HKD ($) $ / shares shares
Ordinary Share [Line Items]
Authorized share capital (in Dollars)						$ 1,000,000,000				$ 1,000,000,000	$ 128,205,128
Common stock, shares authorized				4,000,000,000		4,000,000,000		4,000,000,000
Ordinary shares, par value | (per share)			$ 0.03	$ 0.03		$ 0.25		$ 0.25
Common stock, shares outstanding				20,000,000		22,690,000		20,000,000
Common Stock, Shares, Issued				20,000,000		22,690,000		20,000,000
Proceeds from offering (in Dollars) | $	$ 696,792	$ 8,915,989	$ 8,915,989
IPO [Member]
Ordinary Share [Line Items]
Ordinary shares, par value | $ / shares		$ 4
Ordinary Shares [Member]
Ordinary Share [Line Items]
Common stock, shares authorized									4,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, par value | (per share)						$ 0.25			$ 0.25	$ 0.1282	$ 1
Ordinary Shares [Member] | IPO [Member]
Ordinary Share [Line Items]
Ordinary shares, par value | (per share)		$ 0.03					$ 0.25
Shares issued		2,500,000
Price per share (in Dollars per share) | $ / shares		$ 4
Ordinary Shares [Member] | Over-Allotment Option [Member]
Ordinary Share [Line Items]
Shares issued	190,000
Price per share (in Dollars per share) | $ / shares	$ 4
Proceeds from offering (in Dollars) | $	$ 696,792